Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables summarize the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025 and 2024. There were no assets measured at fair value on a non-recurring basis as of December 31, 2025 and 2024. There were no Level 3 assets as of December 31, 2025 and 2024.

	December 31, 2025
($ in thousands)	Level 1	Level 2	Total
Assets
The Allstate Corporation Common Stock	$719,812	$—	$719,812
Collective short term investment fund	—	26,361	26,361
Self-directed brokerage accounts	30,120	—	30,120
Total assets in the fair value hierarchy	$749,932	$26,361	776,293

Assets measured at net asset value (1)			7,028,484

Total assets at fair value			$7,804,777

	December 31, 2024
($ in thousands)	Level 1	Level 2	Total
Assets
The Allstate Corporation Common Stock	$727,292	$—	$727,292
Collective short-term investment fund	—	28,879	28,879
Self-directed brokerage accounts	21,554	—	21,554
Total assets in the fair value hierarchy	$748,846	$28,879	777,725

Assets measured at net asset value (1)			6,140,539

Total assets at fair value			$6,918,264
(1)Certain investments that were measured at net asset value per share (or its equivalent) are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line items in the Statements of Net Assets Available for Benefits.